Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Summary of Reconciliation of Goodwill
	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Balance at start of year	7,692	8,127	8,029
Translation adjustment	433	(435)	98
Balance at end of year	8,125	7,692	8,127